As filed with the Securities and Exchange  Commission on November 12, 2003
                                                           File Nos.: 333-108922

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-14


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



                      /_X_/ PRE-EFFECTIVE AMENDMENT NO. 2
                                                       ---

                      /___/ POST-EFFECTIVE AMENDMENT NO. __




                              ADVISORS SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)


                                  414-765-5340
              (Registrant's Telephone Number, Including Area Code)


                            615 East Michigan Street
                               Milwaukee, WI 53202
                    (Address of Principal Executive Offices)


                                 Eric M. Banhazl
                              Advisors Series Trust
                       2020 East Financial Way, Suite 100
                               Glendora, CA 91741
                     (Name and Address of Agent for Service)


                                    Copy to:


                               Julie Allecta, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor
                         San Francisco, California 94105


     An indefinite number of Registrant's shares of beneficial interest, par value $0.01 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

     The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                              PIC INVESTMENT TRUST
                              300 North Lake Avenue
                               Pasadena, CA 91101

                                 1-866-626-2820


November 12, 2003



Dear Provident Investment Counsel Fund Shareholder:


     A joint Special Meeting of Shareholders of Provident Investment Counsel Growth Fund I, Provident Investment Counsel Small Cap Growth Fund I, Provident Investment Counsel Small Company Growth Fund A, Provident Investment Counsel Twenty Fund I and Provident Investment Counsel Mid Cap Fund B series (the "Funds") of PIC Investment Trust (the "Trust"), has been scheduled for December 11, 2003 (the "Special Meeting") to vote on whether to approve a proposal to reorganize the Funds into corresponding newly formed series ("New Funds") of Advisors Series Trust ("AST Fund Group"). (AST Fund Group is a fund group comprised of mutual funds managed by different, unaffiliated investment advisers like Provident Investment Counsel.) The Funds' names will remain very similar to their current ones as follows:



Current Fund                                          Proposed New Fund
------------                                          -----------------
Provident Investment Counsel Growth Fund I..........  Provident Investment Counsel Growth Fund, Class I

Provident Investment Counsel Small Cap                Provident Investment Counsel Small Cap Growth Fund,
Growth Fund I.......................................  Class I

Provident Investment Counsel Small                    Provident Investment Counsel Small Cap Growth Fund,
Company Growth Fund A..............................   Class A
Provident Investment Counsel Twenty Fund I..........  Provident Investment Counsel Twenty Fund, Class I
Provident Investment Counsel Mid Cap Fund B.........  Provident Investment Counsel Mid Cap Fund, Class B

     The reason for the reorganization is to reduce the annual operating expenses of the Funds. The Trust believes that by reorganizing the Funds into series of AST Fund Group, certain costs can be effectively reduced. Provident Investment Counsel will continue to act as investment adviser to the New Funds and there will be no changes to any of the New Funds' investment objectives, policies and strategies. AST Fund Group, a multi-adviser, multi-fund complex, is larger than the Trust, and certain operating expenses of the New Funds would be shared across the larger pool of assets of the various funds comprising AST Fund Group.

     Assuming shareholder approval of the proposal to reorganize the Funds into the respective New Funds, each shareholder of each Fund will receive a full and fractional number of shares of the corresponding New Fund equal in dollar value to the Fund shares that the shareholder owned at the time of reorganization (shareholders of the current Small Cap Growth Fund I and Small Company Growth Fund A will receive Class I and Class A shares, respectively, of the new Provident Investment Counsel Small Cap Growth Fund). The reorganization will not have any federal or state tax consequences for the Funds or their shareholders. The attached Proxy Statement/Prospectus is designed to give you more information about the proposal.

     The Board of Trustees of the Trust has recommended approval of the reorganization and encourages you to vote "FOR" the proposal. If you have any questions regarding the issue to be voted on, please do not hesitate to call 1-866-626-2820.

     If you are a shareholder of record of any of the Funds as of the close of business on October 31, 2003, you are entitled to vote at the joint Special Meeting and at any adjournment thereof. While you are, of course, welcome to join us at the Special Meeting, most shareholders will cast their votes by filling out and signing the enclosed Proxy Card.


     Whether or not you are planning to attend the Special Meeting, we need your vote. Please mark, sign, and date the enclosed Proxy Card and promptly return it in the enclosed, postage-paid envelope so that the maximum number of shares may be voted. In the alternative, please call the toll free number on your proxy card to vote by telephone or vote over the Internet at www.proxy.georgeson.com. You should use the enclosed instructions to vote by telephone or over the Internet.

     Thank you for taking the time to consider this important proposal and for your continuing investment in the Funds.

Sincerely,

PIC INVESTMENT TRUST


By:
    ----------------------------------------
         Thomas M. Mitchell
         President



                              PIC INVESTMENT TRUST
                              300 North Lake Avenue
                               Pasadena, CA 91101
                                 1-866-626-2820

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                     TO BE HELD THURSDAY, DECEMBER 11, 2003

     PIC Investment Trust, a Delaware statutory trust (the "Trust"), will hold a joint Special Meeting of Shareholders (the "Special Meeting") of the Provident Investment Counsel Growth Fund I, Provident Investment Counsel Small Cap Growth Fund I, Provident Investment Counsel Small Company Growth Fund A, Provident Investment Counsel Twenty Fund I and Provident Investment Counsel Mid Cap Fund B, each a series of the Trust (the "Funds"), on Thursday, December 11, 2003 at 10:00 a.m. Pacific time at the offices of Provident Investment Counsel, 300 North Lake Avenue, Pasadena, California 91101. At the Special Meeting, you and the other shareholders of the Funds will be asked to consider and vote separately upon:


     1. A proposed reorganization of each of the Funds into corresponding newly organized series of Advisors Series Trust, which is discussed in more detail in the accompanying Proxy Statement/Prospectus.

     2. To transact such other business as may properly come before the Special Meeting or any adjournments thereof.


     Only shareholders of record at the close of business on Tuesday, October 31, 2003, the record date for this Special Meeting, will be entitled to notice of, and to vote at, the Special Meeting or any postponements or adjournments thereof.



  YOUR VOTE IS IMPORTANT. PLEASE RETURN YOUR PROXY CARD PROMPTLY OR PROXY VOTE BY USING THE TOLL-FREE TELEPHONE OR INTERNET ADDRESS FOUND ON YOUR PROXY CARD


    The Board of Trustees recommends that you vote in favor of the proposal.



--------------------------------------------------------------------------------
     As a shareholder, you are asked to attend the Special Meeting either in person or by proxy. If you are unable to attend the Special Meeting in person, we urge you to authorize proxies to cast your votes, which is commonly referred to as proxy voting. You can do this in one of three ways by: (1) completing, signing, dating and promptly returning the enclosed proxy card in the enclosed postage prepaid envelope, (2) calling a toll-free telephone number, or (3) voting over the Internet. Your prompt voting by proxy will help assure a quorum at the Special Meeting. Voting by proxy will not prevent you from voting your shares in person at the Special Meeting. You may revoke your proxy before it is exercised at the Special Meeting, either by writing to the Secretary of the Trust at the address noted in the Proxy Statement/Prospectus or in person at the time of the Special Meeting. A prior proxy can also be revoked by proxy voting again through the website or toll-free number listed in the enclosed Voting Instructions.
--------------------------------------------------------------------------------

                                        By Order of the Board of Trustees of PIC
                                        Investment Trust

                                         -----------------------------------
                                         Aaron W.L. Eubanks, Sr., Secretary

November 12, 2003





                              PIC INVESTMENT TRUST
                              300 North Lake Avenue
                               Pasadena, CA 91101
                                 1-866-626-2820



                              QUESTIONS AND ANSWERS

                          YOUR VOTE IS VERY IMPORTANT!



Dated:  November 12, 2003



     Question: What is this document and why did we send it to you?


     Answer: The Board of Trustees approved a plan to reorganize (the "Reorganization") certain series (the "Funds") of PIC Investment Trust (the "Trust"), a Delaware statutory trust, into newly created series (the "New Funds") of Advisors Series Trust, a Delaware statutory trust ("AST Fund Group"). Shareholder approval is needed to proceed with the Reorganization and a special shareholder meeting will be held on December 11, 2003 (the "Special Meeting") to consider the issue. We are sending this document to you for your use in deciding whether to approve the Reorganization at the Special Meeting. This document includes a Notice of Special Meeting of Shareholders, a combined Proxy Statement/Prospectus, and a form of Proxy.


     Question: What is the purpose of this Reorganization?

     Answer: Operating the Funds (and the corresponding master portfolios of the Funds) is relatively expensive in light of the current and anticipated sizes of the Funds. In fact, the Adviser has been heavily subsidizing the costs of operating the Funds. The Board of Trustees of the Trust, which recommends approving this Reorganization, believes that this Reorganization may reduce the expenses of operating the Funds. There will be no other changes to the Funds' investment objectives, policies or strategies as a result of the Reorganization.


     Question: How will the Reorganization work?


     Answer: The New Funds will be formed as four new series of AST Fund Group, which will have no assets and no shareholders. Pursuant to an Agreement and Plan of Reorganization (the "Plan"), each Fund will transfer all of its assets and liabilities to a corresponding New Fund in return for shares of the corresponding New Fund. Finally, each Fund will distribute the shares it received from the respective New Fund to its shareholders. Shareholders of the Funds will thus effectively become shareholders of the corresponding New Funds, and each shareholder will hold the same number of shares with the same net asset value as he or she held prior to the Reorganization. If the Plan is carried out as proposed, we do not expect the transaction will have any federal or state tax consequences to the Funds or their shareholders. Please refer to the proxy statement for a detailed explanation of the proposal.

     Question: What will the names of the New Funds be?

     Answer: As set forth in the chart below, the names of the New Funds correspond to the names of the Funds. Provident Investment Counsel Small Cap Growth Fund I and Provident Investment Counsel Small Company Growth Fund A will be reorganizing into the same New Fund - Provident Investment Counsel Small Cap Growth Fund - which will have two classes (Class I and Class A).


Current Fund                                        Proposed New Fund
------------                                        -----------------

Provident Investment Counsel Growth Fund I.......   Provident Investment Counsel Growth Fund, Class I

Provident Investment Counsel Small Cap              Provident Investment Counsel Small Cap Growth Fund,
Growth Fund I....................................   Class I

Provident Investment Counsel Small Company          Provident Investment Counsel Small Cap Growth Fund,
Growth Fund A....................................   Class A
Provident Investment Counsel Twenty Fund I.......   Provident Investment Counsel Twenty Fund, Class I
Provident Investment Counsel Mid Cap Fund B......   Provident Investment Counsel Mid Cap Fund, Class B


     Question: How will this affect my account?

     Answer: Following the Reorganization, you will be a shareholder of the corresponding New Fund, which has the same investment objective, strategies, investment adviser and administrator as the Fund you currently own. You will receive shares of the corresponding New Fund equal in value to shares of the Fund you currently hold. The Reorganization will not affect the value of your account at the time of Reorganization. The Reorganization is expected to be tax-free to each Fund and its shareholders.

     Question: What will happen if the Reorganization is not approved?

     Answer: If shareholders of any one Fund fail to approve the Reorganization, none of the Funds will be reorganized and the Board will consider other alternatives for the Funds. In other words, approval of all of the Funds is necessary to proceed with the Reorganization.

     Question: Why do I need to vote?

     Answer: Your vote is needed to ensure that the proposal can be acted upon. Your immediate response on the enclosed Proxy Card will help prevent the need for any further solicitations for a shareholder vote. We encourage all shareholders to participate.

     Question: I am a small investor. Why should I bother to vote?

     Answer: Your vote makes a difference. If other shareholders like you fail to vote, the Funds may not receive enough votes to go forward with the Special Meeting. If this happens, we may need to solicit votes again, which would be costly.

     Question: How does the Board of Trustees suggest that I vote?

     Answer: After careful consideration, the Board of Trustees of the Trust recommends that you vote "FOR" the Reorganization.

     Question: Who is paying for expenses related to the Special Meeting?

     Answer: The Funds' investment adviser will pay all costs relating to the proposed Reorganization, including the costs relating to the Special Meeting and this Proxy Statement/Prospectus.

     Question: How do I cast my vote?

     Answer: You may use the enclosed postage-paid envelope to mail your proxy card. You may also vote by telephone or over the Internet (please refer to the toll free number or Internet address found on your proxy card). Please follow the enclosed instructions to use these methods of voting.

     Question: Who do I call if I have questions?


     Answer: We will be happy to answer your questions about the proxy solicitation. Please call 1-866-626-2820 during normal business hours between 8 a.m. and 5 p.m. Pacific time.



                    -----------------------------------------

                     COMBINED PROXY STATEMENT AND PROSPECTUS

                                November 12, 2003



                            FOR THE REORGANIZATION OF

                   Provident Investment Counsel Growth Fund I,
              Provident Investment Counsel Small Cap Growth Fund I,
            Provident Investment Counsel Small Company Growth Fund A,
                 Provident Investment Counsel Twenty Fund I, and
                  Provident Investment Counsel Mid Cap Fund B,
                                each a series of
                              PIC INVESTMENT TRUST

                                      INTO


               Provident Investment Counsel Growth Fund - Class I,
      Provident Investment Counsel Small Cap Growth Fund - Classes I and A,
               Provident Investment Counsel Twenty Fund - Class I,
               Provident Investment Counsel Mid Cap Fund - Class B

                                each a series of
                              ADVISORS SERIES TRUST

                    -----------------------------------------


     This Proxy Statement/Prospectus is being sent to you in connection with the solicitation of proxies by the Board of Trustees of PIC Investment Trust (the "Trust") for use at a Special Meeting of Shareholders (the "Special Meeting") of the Provident Investment Counsel Growth Fund I, Provident Investment Counsel Small Cap Growth Fund I, Provident Investment Counsel Small Company Growth Fund A, Provident Investment Counsel Twenty Fund I and Provident Investment Counsel Mid Cap Fund B series of the Trust (the "Funds") to be held at the offices of the Funds' investment adviser, Provident Investment Counsel, 300 North Lake Avenue, Pasadena, California, 91101 on Thursday, December 11, 2003 at 10:00 a.m. Pacific time. At the Special Meeting, shareholders of the Funds will be asked:

o To approve an Agreement and Plan of Reorganization between the Trust on behalf of the Funds and Advisors Series Trust ("AST Fund Group"), on behalf of newly created series of shares, named Provident Investment Counsel Growth Fund, Provident Investment Counsel Small Cap Growth Fund, Provident Investment Counsel Twenty Fund, and Provident Investment Counsel Mid Cap Fund (the "New Funds"), respectively, whereby each of the New Funds would acquire all of the assets and liabilities of the corresponding Fund or Funds in exchange for the corresponding New Fund's shares (or, in the case of Provident Investment Counsel Small Cap Growth Fund, Class I and Class A shares), which would be distributed pro rata by each New Fund to the holders of its shares in complete liquidation of the Funds (the "Reorganization"). A copy of the Agreement and Plan of Reorganization (the "Plan") is attached hereto as Exhibit A. As a result of the Reorganization, each shareholder will become a shareholder of the corresponding New Fund, which will have identical investment objectives, policies, and strategies as the Fund or Funds it is acquiring.


o To transact such other business as may properly come before the Special Meeting or any adjournments thereof.


     Shareholders who execute proxies may revoke them at any time before they are voted, either by writing to the Trust at the offices of Provident Investment Counsel, 300 North Lake Avenue, Pasadena, California, 91101 or in person at the time of the Special Meeting.


     Each Fund is a series of the Trust, an open-end management investment company registered with the Securities and Exchange Commission (the "SEC"), organized as a Delaware statutory trust. Each New Fund is a separate series of AST Fund Group, an open-end management company registered with the SEC and also organized as a Delaware statutory trust.

     The following documents have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus:


     From Post-Effective Amendment No. 133 of Advisors Series Trust, filed November 12, 2003 (SEC File No. 811-07959):

o Prospectus and Statement of Additional Information of Provident Investment Counsel Growth Fund - Class I, Provident Investment Counsel Small Cap Growth Fund - Class I, Provident Investment Counsel Small Cap Growth Fund - Class A, Provident Investment Counsel Twenty Fund - Class I, and Provident Investment Counsel Mid Cap Fund - Class B.


From Post-Effective Amendment No. 49 of Provident Investment Counsel Investment Trust, filed March 3, 2003 (SEC File No. 811-6498):

o Prospectuses of Provident Investment Counsel Growth Fund I, Provident Investment Counsel Small Cap Growth Fund I, Provident Investment Counsel Small Company Growth Fund A, Provident Investment Counsel Twenty Fund I and Provident Investment Counsel Mid Cap Fund B, dated March 3, 2003.


     Additional information is set forth in the Statement of Additional Information dated November 12, 2003 relating to this Proxy Statement, which is also incorporated by reference into this Proxy Statement. Copies of these documents are available upon request and without charge by writing to Provident Investment Counsel at 300 North Lake Avenue, Pasadena, California, 91101-4106 or by calling (800) 618-7643.


     The Annual Report to Shareholders of the Trust for the fiscal year ended October 31, 2002, containing audited financial statements, and the Semi-Annual Report to Shareholders of the Trust for the six months ended April 30, 2003, containing unaudited financial statements, have been previously mailed to shareholders. Copies are available by writing or calling the Trust at the address or telephone number listed above. Because the New Funds, as series of Advisors Series Trust, have not yet commenced operations, no annual report to shareholders of the New Funds is available at this time.

     This Proxy Statement/Prospectus sets forth the basic information you should know before voting on the proposal. You should read it and keep it for future reference.


     The Funds expect that this Proxy Statement will be mailed to shareholders on or about November 12, 2003.

                                                        Date:  November 12, 2003


--------------------------------------------------------------------------------
The SEC has not approved or disapproved these securities nor has it passed on the accuracy or adequacy of this combined proxy statement and prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------
The shares offered by this Prospectus/Proxy Statement are not deposits or obligations of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
--------------------------------------------------------------------------------






                                TABLE OF CONTENTS



                                                                            Page
                                                                            ----
I.    INTRODUCTION.............................................................4
   A.    OVERVIEW..............................................................4
   B.    COMPARISON FEE TABLE AND EXAMPLE......................................7
   C.    THE PROPOSAL.........................................................11
      1.  Summary of the Proposed Reorganization..............................11
      2.  Description of the New Funds' Shares................................12
      3.  Reasons for the Reorganization......................................13
      4.  Federal Income Tax Consequences.....................................13
      5.  Comparison of Shareholder Rights....................................14
      6.  Capitalization......................................................15
II.   COMPARISON INFORMATION ABOUT THE NEW FUNDS AND THE FUNDS................16
   A.    INVESTMENT OBJECTIVES, STRATEGIES, AND RESTRICTIONS..................16
      1.  Investment Objectives...............................................16
      2.  Investment Strategies...............................................16
      3.  Fundamental Investment Restrictions and Investment Limitations......16
   B.    DISTRIBUTION AND SHAREHOLDER SERVICES................................18
      1.  Distribution........................................................18
      2.  Shareholder Servicing...............................................18
   C.    PURCHASE AND REDEMPTION PROCEDURES...................................18
      1.  Purchasing Information..............................................19
      2.  Redemption Information..............................................21
   D.    SERVICE PROVIDERS....................................................21
III.  VOTING INFORMATION......................................................22
   A.    METHOD AND COST OF SOLICITATION......................................22
   B.    RIGHT OF REVOCATION..................................................23
   C.    VOTING SECURITIES AND PRINCIPAL HOLDERS..............................23
IV.   FURTHER INFORMATION ABOUT THE FUNDS AND THE NEW FUNDS...................25
V.    MISCELLANEOUS ISSUES....................................................26
   A.    OTHER BUSINESS.......................................................26
   B.    NEXT MEETING OF SHAREHOLDERS.........................................26
   C.    LEGAL MATTERS........................................................26
   D.    EXPERTS..............................................................26
EXHIBIT A:  Agreement and Plan of Reorganization


I.   INTRODUCTION

     A.   OVERVIEW


     The Board of Trustees of the Trust (the "Board") called the Special Meeting to ask shareholders to consider and vote on the proposed Reorganization of the Funds into the corresponding New Funds, which are newly formed series of AST Fund Group. (AST Fund Group is a fund group comprised of mutual funds managed by different, unaffiliated investment advisers. Currently, there are approximately 15 mutual funds managed by 14 other investment advisers.) The Board (including a majority of the independent trustees, meaning those trustees who are not "interested persons" of the Trust as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act")) believes that the
Reorganization may reduce the annual operating expenses of the Funds, and approved the Reorganization at a Board meeting held on September 16, 2003, subject to the approval of each Fund's shareholders.


     The Board believes that the proposed Reorganization is in the best interests of each Fund and its shareholders, that the terms of the Reorganization are fair and reasonable and that the interests of existing shareholders of the Funds will not be diluted as a result of the proposed Reorganization. The factors considered by the Board in approving the Reorganization included (1) the investment objectives, policies and restrictions of the Funds are identical to those of the corresponding New Funds, (2) Provident Investment Counsel will continue to manage the New Funds and most service providers would continue in the same manner as currently provided for the Funds, (3) the expense ratios for most funds would be lowered after the Reorganization and (4) the shareholders would likely not experience any tax consequences.

     The Funds and the corresponding New Funds and share classes are listed below:

Current Fund                                       Proposed New Fund
------------                                       -----------------

Provident Investment Counsel Growth Fund I......   Provident Investment Counsel Growth Fund, Class I

Provident Investment Counsel Small Cap             Provident Investment Counsel Small Cap Growth Fund,
Growth Fund I...................................   Class I

Provident Investment Counsel Small Company         Provident Investment Counsel Small Cap Growth Fund,
Growth Fund A...................................   Class A
Provident Investment Counsel Twenty Fund I......   Provident Investment Counsel Twenty Fund, Class I
Provident Investment Counsel Mid Cap Fund B.....   Provident Investment Counsel Mid Cap Fund, Class B


     The Board recommends that the shareholders of the Funds vote FOR the Reorganization Plan and the resulting Reorganization.


     Provident Investment Counsel (the "Adviser") currently serves as the investment adviser of the Funds and will also serve as the investment adviser to the New Funds. Currently, each of the Provident Investment Counsel Growth Fund I, Provident Investment Counsel Small Cap Growth Fund I, Provident Investment Counsel Small Company Growth Fund A and Provident Investment Counsel Mid Cap Fund B is structured in a master-feeder arrangement where all of their respective investable assets are invested in another "master" portfolio with identical investment objectives, strategies and risks. The arrangement is transparent to shareholders. For simplicity, this Proxy/Prospectus refers to all activities of the master level portfolios as occurring at the Fund level. The master-feeder structure will not continue after the Reorganization.


     The New Funds will have identical investment objectives, strategies and policies to those of the corresponding Funds. The investment objectives of the Funds and the New Funds are long-term growth of capital. The Funds and the corresponding New Funds each seek to achieve their investment objectives by using the following strategies:

Current Funds /     Investment Strategy
New Funds           -------------------
--------------

Provident           The  Fund  invests  at least  65% of its  assets  in  growth
Investment          stocks,  defined as the stocks of those  companies with high
Counsel Growth      rates of  growth  in sales and  earnings,  strong  financial
Fund I/             characteristics, a proprietary product, industry leadership,
Provident           significant   management  ownership  and  well  thought  out
Investment          management goals,  plans and controls.  Although the Adviser
Counsel Growth      may invest in companies of any size, it may choose to invest
Fund                a  significant  portion  of the  Fund's  assets in small and medium companies. In selecting common stocks, the Adviser does an analysis of, and invests in, individual companies which are currently experiencing a growth of earnings and revenue which is above the average relative to its industry peers and the domestic equity market in general.



Provident           The Fund  invests  at least 80% of its  assets in the common
Investment          stock  of   small-capitalization   companies,   defined   as
Counsel Small       companies whose market  capitalizations range at the time of
Cap Growth          initial  purchase  are $50  million to $2.0  billion  and/or
Fund I /            those   companies  whose  market   capitalization   size  is
Provident           consistent  with the Russell  2000 Growth  Index.  As of the
Investment          June 30,  2002  reconstitution,  the  market  capitalization
Counsel Small       range of the Russell  2000  Growth  Index was $26 million to
Cap Growth          1.8 billion. In selecting  investments,  the Adviser does an
Fund                analysis  of  individual  companies  and  invests  in  those small-capitalization companies which it believes have the best prospects for future growth of earnings and revenue.



Provident           Same as above.
Investment Counsel
Small Company
Growth Fund A /
Provident
Investment Counsel
Small Cap Growth
Fund


Provident           Normally,  the Fund  invests in  approximately  15-30 stocks
Investment Counsel selected primarily from the stocks contained within the Twenty Fund I / S&P/BARRA Growth and Russell 1000 Growth Indices. The Fund
Provident           may also invest in companies  contained within the S&P/BARRA
Investment Counsel  Value and Russell  1000 Value  Indices.  The Fund  primarily
Twenty Fund         emphasizes  large  companies  (i.e.,  companies  with market capitalizations  of $3  billion  or  greater  at the time of purchase).  In  selecting  investments,  the Adviser does an analysis of, and invests in, individual  companies that have at least one or more catalysts for growth. The catalysts may include  matters  such  as  new  products,  exploitation  of demographic  trends,  proprietary  products,  gaining market share,  and/or an improving  cost structure that will permit the companies to attain or maintain very strong earnings per share  growth.  The Adviser also seeks  companies  that have
                    significant    management   ownership,    well   thought-out
                    management goals and growth plans supported by stringent controls, and a commitment to enhancing shareholder value.



Provident           The Fund invests in at least 80% of its assets in the common
Investment Counsel stock of medium-sized companies at time of initial purchase. Mid Cap Fund B / Medium-sized companies are those whose market capitalization
Provident           range at the time of Fund initial  purchase are $1.0 billion
Investment Counsel  to  $11.0  billion  and/or  those   companies  whose  market
Mid Cap             capitalization  size is consistent  with the Russell  Midcap
                    Growth Index.  As of the June 30, 2002  reconstitution,  the market  capitalization  range of the Russell  Midcap  Growth
                    Index  was $420  million  to  $11.3  billion.  In  selecting investments,  the Adviser  does an  analysis  of  individual
                    companies   and   invests  in  those   medium-capitalization
                    companies which it believes have the best prospects for future growth of earnings and revenue.



     Investment in each New Fund will be subject to identical risks as investment in the corresponding Fund. In addition, the purchase, distribution, redemption and other service arrangements of each New Fund will be similar to the current arrangements of the Funds. The main difference will be that the New Funds will use U.S. Bancorp Fund Services, LLC as their transfer agent rather than PFPC, Inc.

     The Reorganization should constitute a tax-free reorganization for federal income tax purposes and will not affect the federal tax status of Fund shares held before the Reorganization. Therefore, shareholders should not recognize any gain or loss on their Fund shares for federal income tax purposes as a result of the Reorganization. Furthermore, the Adviser will pay the costs of the Reorganization and the Special Meeting. The Adviser will also incur the costs associated with the solicitation of proxies, including the cost of copying, printing and mailing proxy materials. In addition to solicitations by mail, the Adviser and the Board also may solicit proxies, without special compensation, by telephone, facsimile or otherwise.

     As with all equity funds, the New Funds, like the Funds, may expose shareholders to certain market risks that could cause shareholders to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market or circumstances affecting small to medium-sized companies. The New Funds, like the Funds, will be subject to the following risks:

Current Funds /     Investment Risks
New Funds           ----------------
---------

Provident           o    Market Risks - The value of the Fund's investments will
Investment Counsel       vary  from  day  to  day.   The  value  of  the  Fund's
Growth Fund I /          investments   generally   reflects  market  conditions,
Provident                interest  rates  and  other   company,   political  and
Investment Counsel       economic  news.  Stock  prices  can  rise  and  fall in
Growth Fund              response to these factors for short or extended periods
                         of time. Therefore,  when you sell your shares, you may
                         receive   more  or  less  money  than  you   originally
                         invested.

                    o Small and Medium Company Risks - The Fund may invest in the securities of small and medium-sized companies. The securities of medium and small, lesser-known companies may be more volatile than those of larger companies. Such companies may have limited product lines, markets or financial resources and their securities may have limited market liquidity. These risks are greater for small-sized companies.

                    o Foreign Securities Risks - The Fund may invest in foreign securities. Investments in foreign securities involve risks that are not typically associated with domestic securities. The performance of foreign securities depends on different political and economic environments and other overall economic conditions than domestic securities. Changes in foreign currency exchange rates will affect the values of investments quoted in currencies other than the U.S. dollar. Less information may be publicly available about foreign issuers. Foreign stock markets have different clearance and settlement procedures, and higher commissions and transaction costs, than U.S. markets. Certain other adverse developments could occur, such as expropriation or confiscatory taxation, political or social instability, or other developments that could adversely affect the Fund's investments and its ability to enforce contracts.

Provident           o    Market Risks - As described above.
Investment Counsel
Small Cap           o    Small and Medium Company Risks - As described above.
Growth Fund I /
Provident           o    High Portfolio Turnover Risks - The Fund may experience
Investment Counsel       high portfolio turnover. A high portfolio turnover rate
Small Cap                (100% or  more)  has the  potential  to  result  in the
Growth Fund              realization and  distribution to shareholders of higher
                         capital gains. This may mean that you would be likely to have a higher tax liability. A high portfolio turnover rate also leads to higher transaction costs, which could negatively affect the Fund's performance.

                    o    Foreign Risks - As described above.

Provident           o    Market Risks - As described above.
Investment Counsel
Small Company       o    Small and Medium Company Risks - As described above.
Growth Fund A/
Provident           o    High Portfolio Turnover Risks - As described above.
Investment Counsel
Small Cap Growth
Fund                o    Foreign Risks - As described above.

Provident           o    Market Risks - As described above.
Investment Counsel
Twenty Fund I /     o    Small and Medium Company Risks - As described above.
Provident
Investment Counsel  o    High Portfolio Turnover Risks - As described above.
Twenty Fund
                    o    Foreign Risks - As described above.

Provident           o    Market Risks - As described above.
Investment Counsel
Mid Cap Fund B /    o    Small and Medium Company Risks - As described above.
Provident
Investment Counsel  o    High Portfolio Turnover Risks - As described above.
Mid Cap Fund
                    o    Foreign Risks - As described above.

     B. COMPARISON FEE TABLE AND EXAMPLE

     The following Summary of Fund Expenses shows the fees for each of the Funds (based on the Fund's fees for the fiscal year ended October 31, 2002) and each New Fund (based on estimates of the New Fund's fees for the fiscal year ending October 31, 2004).

                                                                              Provident Investment
                                                              Provident        Counsel Growth Fund
                                                         Investment Counsel     (Class I Shares)
                                                            Growth Fund I          (New Fund)
                                                           (Current Fund)          (Pro Forma)
                                                         -------------------- ----------------------

Shareholder Fees
(fees paid directly from your investment)
-----------------------------------------
 Maximum sales charge (load) imposed on purchases........       None                 None
 Maximum deferred sales (load) charge....................       None                 None
 Redemption fee and Exchange fee(1)......................       1.00%                1.00%
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
---------------------------------------------

 Management Fee..........................................       0.80%                0.80%
 Administration Fee to the Adviser.......................       0.20%                0.00%
 Other Expenses(2).......................................       0.58%                0.38%
                                                                -----                -----
 Total Annual Fund Operating Expenses....................       1.58%                1.18%
 Expense Reimbursements(3)...............................      -0.33%               -0.23%
                                                               ------               ------
 Net Annual Fund Operating Expenses......................       1.25%                0.95%
                                                                =====                =====
--------------------------------------------------------------------------------
(1)  Shareholders  are charged 1.00% fee on redemptions or exchanges made within one month of purchase.  The New Fund's  transfer agent charges a $15.00 fee for each wire transfer and a $5.00 fee for each telephone exchange.
(2)  Other  expenses  with respect to the Fund are based on the Fund's  previous fiscal year and include  custodian,  transfer  agency,  and other customary fund expenses.  With respect to the New Fund,  other expenses are estimated and include custodian, transfer agency, and other customary fund expenses.
(3)  The  Adviser  has  contractually  agreed to reduce its fees  and/or  absorb expenses  of the Fund until  March 1, 2013 to ensure  that Net Annual  Fund
     Operating Expenses will not exceed 1.25% per year. The Adviser reserves the right to be  reimbursed  for any  waiver  of its fees or  expenses  paid on behalf of the Fund if the Fund's expenses are less than the limit agreed to by the Fund within three  subsequent  years.  The Board may terminate  this
     expense   reimbursement   arrangement   at  any  time.   The   Adviser  has
     contractually   agreed  to  waive  its   advisory  fee  for  the  New  Fund
     indefinitely  to the  extent  necessary  to  ensure  that Net  Annual  Fund
     Operating  Expenses do not exceed 0.95% of the average  daily net assets of the New Fund,  until such  contractual  arrangement  is  terminated  by the
     Board. The Adviser may recover waived advisory fees within three subsequent years if it does not cause  the  Fund's  expenses  to  exceed  the  expense limitations set during the prior three year-period.



                                                                                     Provident
                                                         Provident Investment    Investment Counsel
                                                          Counsel Small Cap    Small Cap Growth Fund
                                                            Growth Fund I         (Class I Shares)
                                                            (Current Fund)           (New Fund)
                                                         ---------------------- ---------------------
Shareholder Fees
(fees paid directly from your investment)
-----------------------------------------

 Maximum sales charge (load) imposed on purchases........          None                  None
 Maximum deferred sales (load) charge....................          None                  None
 Redemption fee and Exchange fee(1)......................          1.00%                 1.00%
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
---------------------------------------------
 Management Fee..........................................          0.80%                 0.80%
 Administration Fee to the Adviser.......................          0.20%                 0.00%
 Other Expenses(2).......................................          0.34%                 0.22%
                                                                   -----                 -----
 Total Annual Fund Operating Expenses....................          1.34%                 1.02%
 Expense Reimbursements(3)...............................         -0.34%                -0.02%
                                                                  ------                ------
 Net Annual Fund Operating Expenses......................          1.00%                 1.00%
                                                                   =====                 =====

--------------------------------------------------------------------------------
(1)  Shareholders  are charged 1.00% fee on redemptions or exchanges made within one month of purchase.  The New Fund's  transfer agent charges a $15.00 fee for each wire transfer and a $5.00 fee for each telephone exchange.
(2)  Other  expenses  with respect to the Fund are based on the Fund's  previous fiscal year and include  custodian,  transfer  agency,  and other customary fund expenses.  With respect to the New Fund,  other expenses are estimated and include custodian, transfer agency, and other customary fund expenses.
(3)  The  Adviser  has  contractually  agreed to reduce its fees  and/or  absorb expenses  of the Fund until  March 1, 2013 to ensure  that Net Annual  Fund
     Operating Expenses will not exceed 1.00% per year. The Adviser reserves the right to be  reimbursed  for any  waiver  of its fees or  expenses  paid on behalf of the Fund if the Fund's expenses are less than the limit agreed to by the Fund within three  subsequent  years.  The Board may terminate  this
     expense   reimbursement   arrangement   at  any  time.   The   Adviser  has
     contractually   agreed  to  waive  its   advisory  fee  for  the  New  Fund
     indefinitely  to the  extent  necessary  to  ensure  that Net  Annual  Fund
     Operating  Expenses do not exceed 1.00% of the average  daily net assets of the New Fund,  until such  contractual  arrangement  is  terminated  by the
     Board. The Adviser may recover waived advisory fees within three subsequent years if it does not cause  the  Fund's  expenses  to  exceed  the  expense limitations set during the prior three year-period.



                                                      Provident Investment     Provident Investment
                                                      Counsel Small Company  Counsel Small Cap Growth
                                                          Growth Fund A        Fund (Class A Shares)
                                                         (Current Fund)             (New Fund)
                                                     ------------------------ ------------------------
Shareholder Fees
(fees paid directly from your investment)
----------------------------------------------------

 Maximum sales charge (load) imposed on purchases....     5.75%                         5.75%
 Maximum deferred sales (load) charge................     None                          None
 Redemption fee and Exchange fee(1)..................     1.00%                         1.00
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
----------------------------------------------------
Management Fee  .....................................     0.80%                         0.80%
Distribution and Service (12b-1) Fees................     0.25%                         0.25%
Other Expenses(2)....................................     0.46%                         0.22%
Administration Fee to the Adviser....................     0.20%                         0.00%
Shareholder Services Fee.............................     0.15%                         0.15%
                                                          -----                         -----
Total Annual Fund Operating Expenses.................     1.86%                         1.42%
                                                          -----                         -----
Expense Reimbursements (3)...........................    -0.41%                        -0.02%
                                                         ------                        ------
Net Annual Fund Operating Expenses...................     1.45%                         1.40%
                                                          =====                         =====
--------------------------------------------------------------------------------
(1)  Shareholders  are charged 1.00% fee on redemptions or exchanges made within one month of purchase.  The New Fund's  transfer agent charges a $15.00 fee for each wire transfer and a $5.00 fee for each telephone exchange.
(2)  Other  expenses  with respect to the Fund are based on the Fund's  previous fiscal year and include  custodian,  transfer  agency,  and other customary fund expenses.  With respect to the New Fund,  other expenses are estimated and include custodian, transfer agency, and other customary fund expenses.
(3)  The  Adviser  has  contractually  agreed to reduce its fees  and/or  absorb expenses  of the Fund until  March 1, 2013 to ensure  that Net Annual  Fund
     Operating Expenses will not exceed 1.45% per year. The Adviser reserves the right to be  reimbursed  for any  waiver  of its fees or  expenses  paid on behalf of the Fund if the Fund's expenses are less than the limit agreed to by the Fund within three  subsequent  years.  The Board may terminate  this
     expense   reimbursement   arrangement   at  any  time.   The   Adviser  has
     contractually   agreed  to  waive  its   advisory  fee  for  the  New  Fund
     indefinitely  to the  extent  necessary  to  ensure  that Net  Annual  Fund
     Operating  Expenses do not exceed 1.40% of the average  daily net assets of the New Fund,  until such  contractual  arrangement  is  terminated  by the
     Board. The Adviser may recover waived advisory fees within three subsequent years if it does not cause  the  Fund's  expenses  to  exceed  the  expense limitations set during the prior three year-period.



                                                                                    Provident
                                                                                    Investment
                                                                Provident         Counsel Twenty
                                                           Investment Counsel          Fund
                                                              Twenty Fund I      (Class I Shares)
                                                             (Current Fund)         (New Fund)
                                                           -------------------- -------------------
Shareholder Fees
(fees paid directly from your investment)
----------------------------------------------------------

  Maximum sales charge (load) imposed on purchases.......       None                 None
  Maximum deferred sales (load) charge...................       None                 None
  Redemption fee and Exchange fee(1).....................       1.00%                1.00%
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
----------------------------------------------------------
  Management Fees ..........................................    0.90%                0.90%
  Other Expenses(2).........................................    1.09%                0.78%
      Shareholder Servicing Fee                                 0.15%                0.15%
                                                                -----                -----
  Total Annual Fund Operating Expenses .....................    2.14%                1.83%
  Expense Reimbursements ...................................   -0.84%               -0.73%
                                                                ------               ------
  Net Annual Fund Operating Expenses(3) ....................    1.30%                1.10%
                                                                =====                =====
--------------------------------------------------------------------------------

(1)  Shareholders  are charged 1.00% fee on redemptions or exchanges made within one month of purchase.  The New Fund's  transfer agent charges a $15.00 fee for each wire transfer and a $5.00 fee for each telephone exchange.
(2)  Other  expenses  with respect to the Fund are based on the Fund's  previous fiscal year and include  custodian,  transfer  agency,  and other customary fund expenses.  With respect to the New Fund,  other expenses are estimated and include custodian, transfer agency, and other customary fund expenses.
(3)  The  Adviser  has  contractually  agreed to reduce its fees  and/or  absorb expenses  of the Fund until  March 1, 2013 to ensure  that Net Annual  Fund
     Operating Expenses will not exceed 1.30% per year. The Adviser reserves the right to be  reimbursed  for any  waiver  of its fees or  expenses  paid on behalf of the Fund if the Fund's expenses are less than the limit agreed to by the Fund within three  subsequent  years.  The Board may terminate  this
     expense   reimbursement   arrangement   at  any  time.   The   Adviser  has
     contractually   agreed  to  waive  its   advisory  fee  for  the  New  Fund
     indefinitely  to the  extent  necessary  to  ensure  that Net  Annual  Fund
     Operating  Expenses do not exceed 1.10% of the average  daily net assets of the New Fund,  until such  contractual  arrangement  is  terminated  by the
     Board. The Adviser may recover waived advisory fees within three subsequent years if it does not cause  the  Fund's  expenses  to  exceed  the  expense limitations set during the prior three year-period.




                                                                                          Provident
                                                                                          Investment
                                                                      Provident        Counsel Mid Cap
                                                                  Investment Counsel         Fund
                                                                   Mid Cap Fund B      (Class B Shares)
                                                                   (Current Fund)         (New Fund)
Shareholder Fees
(fees paid directly from your investment)
------------------------------------------------------------------

  Maximum sales charge (load) imposed on purchases                      None                 None
    (as a percentage of offering price)...........................
  Maximum deferred sales (load) charge
    (as a percentage of purchase or sale price, whichever is less)      5.00%                5.00%
  Redemption fee and Exchange fee(1)..............................      None                 None
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
------------------------------------------------------------------
  Management Fee .................................................      0.70%                0.70%
  Distribution and Service (12b-1) Fees ..........................      1.00%                0.25%
  Other Expenses .................................................      2.13%                4.50%
  Administration Fee to the Adviser...............................      0.20%                0.00%
                                                                        -----                -----

  Total Annual Fund Operating Expenses............................      4.03%                5.45%
  Expense Reimbursements (3)......................................     -1.89%               -3.80%
                                                                        -----               ------
  Net Expenses....................................................      2.14%                1.65%
                                                                        =====                =====
--------------------------------------------------------------------------------
(1)  Shareholders  are charged 1.00% fee on redemptions or exchanges made within one month of purchase.  The New Fund's  transfer agent charges a $15.00 fee for each wire transfer and a $5.00 fee for each telephone exchange.
(2)  Other  expenses  with respect to the Fund are based on the Fund's  previous fiscal year and include  custodian,  transfer  agency,  and other customary fund expenses.  With respect to the New Fund,  other expenses are estimated and include custodian, transfer agency, and other customary fund expenses.
(3)  The  Adviser  has  contractually  agreed to reduce its fees  and/or  absorb expenses of the Fund,  until March 1, 2013,  to ensure that Net Annual Fund
     Operating Expenses will not exceed 2.14% per year. The Adviser reserves the right to be  reimbursed  for any  waiver  of its fees or  expenses  paid on behalf of the Fund if the Fund's expenses are less than the limit agreed to by the Fund within three  subsequent  years.  The Board may terminate  this
     expense   reimbursement   arrangement   at  any  time.   The   Adviser  has
     contractually  agreed to waive its advisory fee  indefinitely to the extent necessary to ensure that Net Annual Fund  Operating  Expenses do not exceed
     1.65%  of the  average  daily  net  assets  of the  New  Fund,  until  such contractual arrangement is terminated by the Board. The Adviser may recover waived advisory fees within three subsequent years if it does not cause the
     Fund's  expenses  to exceed the  expense  limitations  set during the prior three year-period.


Examples
     The examples set forth below are intended to help you compare the cost of investing in the Funds with the cost of investing in the New Funds. The examples assume that you invest $10,000 in the specified Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year, that all dividends and other distributions are reinvested and that total operating expenses for each Fund are those shown in the table above. Note that each Fund charges a 1.00% redemption fee for shares redeemed within one month of purchase; those fees are not reflected below. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                               One Year  Three Years  Five Years  Ten Years
                                                               --------  -----------  ----------  ---------

Provident Investment Counsel Growth Fund I.................      $127        $397        $686       $1,511
Provident Investment Counsel Growth Fund, Class I..........       $97        $303        $525       $1,166

                                                               One Year  Three Years  Five Years  Ten Years
                                                               --------  -----------  ----------  ---------
Provident Investment Counsel Small Cap Growth Fund I.......      $102        $318        $552       $1,225
Provident Investment Counsel Small Cap Growth Fund, Class I      $102        $318        $552       $1,225

                                                               One Year  Three Years  Five Years  Ten Years
                                                               --------  -----------  ----------  ---------
Provident Investment Counsel Small Company Growth Fund A...      $714       $1,007      $1,322      $2,210
Provident Investment Counsel Small Cap Growth Fund, Class A      $709        $993       $1,297      $2,158

                                                               One Year  Three Years  Five Years  Ten Years
                                                               --------  -----------  ----------  ---------
Provident Investment Counsel Twenty Fund I.................      $132        $412        $713       $1,568
Provident Investment Counsel Twenty Fund, Class I..........      $112        $350        $606       $1,340

You would pay the following expenses if you redeemed your shares at the end of the period:

                                                               One Year  Three Years  Five Years  Ten Years
                                                               --------  -----------  ----------  ---------
Provident Investment Counsel Mid Cap Fund B................      $717        $970       $1,349      $2,472
Provident Investment Counsel Mid Cap Fund, Class B.........      $668        $820       $1,097      $1,955

You would pay the following expenses if you did not redeem your shares at the end of the period:

                                                               One Year  Three Years  Five Years  Ten Years
                                                               --------  -----------  ----------  ---------
Provident Investment Counsel Mid Cap Fund B................      $217        $670       $1,149      $2,472
Provident Investment Counsel Mid Cap Fund, Class B.........      $168        $520        $897       $1,955

     C.   THE PROPOSAL


     The following is a summary of key information concerning the proposed Reorganization. Keep in mind that more detailed information appears in the Plan, a copy of which is attached to this Proxy Statement/Prospectus as Exhibit A, and in the prospectuses and statements of additional information incorporated by reference into this Proxy Statement/Prospectus.


          1.   Summary of the Proposed Reorganization


     At the Special Meeting, the shareholders of the Funds will be asked to approve the Plan to reorganize the Funds into the corresponding New Funds. Upon approval by the shareholders of a Fund, the Reorganization pursuant to the Plan will involve the transfer of all of the assets and liabilities of the Fund to the corresponding New Fund in exchange for that New Fund's shares (or, in the case of Provident Investment Counsel Small Cap Growth Fund, Class I or Class A shares). Upon the transfer of all assets to and assumption of all liabilities of each Fund by the corresponding New Fund, the New Fund will distribute to the appropriate Fund that number of full and fractional New Fund shares having an aggregate net asset value equal to the aggregate net asset value of the Fund as of the close of business on the business day preceding the closing (the "Closing") of the Reorganization (the "Valuation Date"). Immediately thereafter, each Fund will distribute such corresponding New Fund shares to its shareholders by establishing accounts on the New Fund's share records in the names of those shareholders representing the respective pro rata number of New Fund Shares deliverable to them, in complete liquidation of the Fund. Certificates evidencing the New Fund Shares will not be issued to the Fund's shareholders.


     The holding period for Fund shares will carry over to the New Fund shares received by shareholders in the Reorganization for purposes of determining the application of any redemption fee. Upon completion of the Reorganization, each shareholder of a Fund will own that number of full and fractional shares of the corresponding New Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares held in that Fund as of the close of business on the Valuation Date.

     Until the Closing, shareholders of the Funds will continue to be able to redeem their shares at the net asset value next determined after receipt by the Funds' transfer agent of a redemption request in proper form (subject to the imposition of the Fund's redemption fee, if applicable). Redemption and purchase requests received by the transfer agent after the Closing will be treated as requests received for the redemption or purchase of shares of the corresponding New Fund received by the shareholder in connection with the Reorganization. After the Reorganization, all of the issued and outstanding shares of each Fund will be canceled on the books of that Fund and the transfer books of the Fund will be permanently closed.

     The Reorganization is subject to a number of conditions, including, without limitation, the approval of the Plan and the transactions contemplated thereby described in this Proxy Statement/Prospectus by the shareholders of all of the Funds, the receipt of a legal opinion from counsel to AST Fund Group with respect to certain tax issues, the parties' performance in all material respects of their respective agreements and undertakings in the Plan and effective registration of the New Funds. Assuming satisfaction of the conditions in the Plan, the Reorganization is expected to be effective on December 12, 2003, or such other date as is agreed to by the parties.

     The Plan may be amended by the mutual consent of the parties thereto, notwithstanding approval thereof by Fund shareholders, provided that no such amendment will have a material adverse effect on the interests of such shareholders without their further approval. In addition, the Plan may be terminated with respect to any Fund at any time prior to the Closing by either party thereto upon notice to the other.

          2.   Description of the New Funds' Shares

     Each New Fund share issued to the corresponding Fund shareholders pursuant to the Reorganization will be duly authorized, validly issued, fully paid and nonassessable when issued, and will be transferable without restriction and will have no preemptive or conversion rights. Each New Fund's shares will be sold and redeemed based upon the net asset value of the New Fund next determined after receipt of the purchase or redemption request, as described in the New Fund's Prospectus.

          3.   Reasons for the Reorganization


     Operating the Funds (and the corresponding master portfolios of the Funds other than Provident Investment Counsel Twenty Fund I) is relatively expensive in light of the current and anticipated sizes of the Funds. The Board has determined that reorganizing the Funds into the New Funds could effectively reduce each Fund's annual operating expenses. The Board anticipates that these operating expenses can be reduced because the New Funds will be able to share certain operating expenses (namely counsel, directors and insurance expenses) across the larger pool of assets of the various funds comprising AST Fund Group (as of October 31, 2003, the assets of the Funds aggregated $365.3 million and the assets of AST Fund Group were $396.6 million). The New Funds will also be able to take advantage of economies of scale by using the same auditors, transfer agent, fund accountant and custodian as many of the other funds within the AST Fund Group. Further, the Board believes that since the Funds and the New Funds share the same administrator and the New Funds will have the same investment adviser as the Funds, the transition to operating as a series of AST Fund Group should not have a material impact on the Funds' shareholders.
Finally, the Board considered that the New Funds (not counting the Provident Investment Twenty Fund I) would realize greater savings because they would no longer be part of the master-feeder structure. The Funds incurred additional auditing, legal and operational expenses related to their master-feeder organization. (The Provident Investment Twenty Fund I was never part of a master-feeder structure.)

     The  Board  based  its  decision  to  approve  the  Agreement  and  Plan of
Reorganization   by  determining  the  following   factors:


     o the investment objectives, policies and restrictions of the Funds are identical to those of the corresponding New Funds,

     o    Provident  Investment  Counsel will  continue to manage the New Funds;

     o many of the service providers will service the New Funds in the same manner as currently provided for the Funds,

     o potential economies of scale to be derived by using many of the service providers of the AST Fund Group;

     o expense savings realized from de-converting from a master-feeder structure into a multi-class structure;

     o the expense ratios for most Funds would be lowered after the Reorganization; and

     o    the shareholders would likely not experience any tax consequences.



     If the Plan is not approved by the Funds' shareholders, then the Funds will continue to operate as separate open-end management companies and series of the Trust, or the Board may take any further action as it deems to be in the best interests of the Funds and its shareholders, including liquidation, subject to approval by the Funds' shareholders if required by applicable law.

          4.   Federal Income Tax Consequences

     As a condition of the Reorganization, the Funds and the New Funds will receive an opinion of counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes under Section 368(a) of the Internal Revenue Code of 1986, as amended, and will not affect the federal tax status of Fund shares held before the Reorganization. Therefore, neither the Funds, the New Funds, nor their shareholders should recognize any gain or loss for federal income tax purposes as a result of the Reorganization. In addition, the tax basis of, and the holding period for, the New Fund shares received by each shareholder of the corresponding Fund in the Reorganization will be the same as the tax basis of, and the holding period for, the Fund shares given up by such shareholder in the Reorganization (provided that, with respect to the holding period for the corresponding New Fund shares received, the Fund shares given up must have been held as capital assets by the shareholder).


     The Reorganization is not expected to result in the recognition of gain or loss, for federal income tax purposes, by the Funds or their respective shareholders. Since its inception, each Fund believes it has qualified as a "regulated investment company" under the Code. Accordingly, each Fund believes it has been, and expects to continue to be, relieved of any federal income tax liability on its taxable income and gains distributed to shareholders.

     Provided that the Reorganization so qualifies, and the Funds are so treated, for U.S. federal income tax purposes, generally:

     o None of the Funds will recognize any gain or loss as a result of the Reorganization;

     o A Fund shareholder will not recognize any gain or loss as a result of the receipt of New Funds shares in exchange for such shareholder's Fund shares pursuant to the Reorganization; and

     o A Fund shareholder's aggregate tax basis in New Fund shares received pursuant to the Reorganization will equal such shareholder's aggregate tax basis in the Fund shares held immediately before the Reorganization.


     Subject to limited exceptions, most states use federal taxable income as a taxable base in determining state tax treatment. Consequently, the Trust believes that the state income tax treatment of the proposed Reorganization for most shareholders is likely to be the same as the federal tax consequences. Although the Trust is not aware of any adverse state income tax consequences, the Trust has not made any investigation as to those consequences for the shareholders. Because each shareholder may have unique tax issues, shareholders should consult their own tax advisers.

          5.   Comparison of Shareholder Rights

     Set forth below is a discussion of the material differences in the rights of shareholders of the Funds and the rights of shareholders of the New Funds.

     Governing Law. The Funds are separate series of the Trust, which is organized as a Delaware statutory trust. The New Funds are separate series of AST Fund Group, which is also organized as a Delaware statutory trust. The Funds, like the New Funds, are authorized to issue an unlimited number of shares of beneficial interest, with par value of $0.01 per share. The Trust's operations are governed by its Agreement and Declaration of Trust, By-Laws, and applicable Delaware law. AST Fund Group's operations are governed by a similar Declaration of Trust and By-Laws, and the same applicable Delaware law.

     Shareholder Liability. Under Delaware law, trustees and shareholders of a statutory trust are generally afforded by statute the same limited liability as their corporate counterparts and are permitted liberal indemnification rights. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and a Fund or New Fund is unable to meet its obligations. Under both the Trust's Agreement and Declaration of Trust and By-Laws and AST Fund Group's Declaration of Trust and By-laws, the Funds and the New Funds are required to indemnify shareholders and former shareholders against loss and expenses incurred in connection with proceedings relating to his or her being or having been a shareholder of the Funds or New Funds, and not because of his or her acts or omissions.


     Board of Trustees. Both the Trust and AST Fund Group have a Board of Trustees. The composition of the Board of the Trust is different from that of AST Fund Group, both in terms of membership and size. The Board of Trustees of the Trust is comprised of seven trustees, one of whom is an interested person as that term is defined under the 1940 Act. The Board of Trustees for the AST Fund Group has six trustees, one of whom is an interested person as that term is defined under the 1940 Act. One of the Independent Trustees of the Trust is also an Independent Trustee of the AST Fund Group. For more information, refer to the March 3, 2003 Statements of Additional Information for the Funds and the November 12, 2003 Statement of Additional Information for the New Funds, which are incorporated by reference into this Proxy Statement/Prospectus.

     Classes. Each of the Funds is a separate series of the Trust with no separate classes of shares. The New Funds are separate series of AST Fund Group and each New Fund may include more than one class of shares. Currently, only the Provident Investment Counsel Small Cap Growth Fund has more than one class of shares (Class I and Class A). AST Fund Group has reserved the right to create and issue additional classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of a distribution plan for a particular class.


          6.   Capitalization

     As stated above, each of the Provident Investment Counsel Growth Fund I, Provident Investment Counsel Small Cap Growth Fund I, Provident Investment Counsel Small Company Growth Fund A and Provident Investment Counsel Mid Cap Fund B are considered to be "feeder" funds in a master-feeder arrangement whereby all of their respective investable assets are invested in a "master" portfolio with identical investment objectives, strategies and risks. Simultaneously with the Reorganization, the master-feeder structure will be eliminated and each Fund will be reorganized into their corresponding New Fund and appropriate class. The Provident Investment Counsel Small Cap Growth Fund I and Provident Investment Counsel Small Company Growth Fund A, which were both "feeder" funds feeding into the same "master" Provident Investment Counsel Small Cap Growth Portfolio, will now be reorganized into two classes of the corresponding New Fund--the Provident Investment Counsel Small Cap Growth Fund. The two classes - Class I and Class A will represent the continuing or successor entity of each Fund. Each class will retain the same financial information and performance of the respective Fund. The capitalization of the Funds as of October 31, 2003 and the New Funds' pro forma combined capitalization as of that date after giving effect to the proposed Reorganization are as follows:







(unaudited)                             Current Fund                     New Fund (Class)
-------------------------------------------------------------------------------------------------
                                 Provident Investment Counsel       Provident Investment Counsel
                                         Growth Fund I             Growth Fund (Class I Shares)
                           -----------------------------------    -------------------------------

Aggregate Net Assets                     $50,419,305.02                    $50,419,305.02
Shares Outstanding                       6,833,705.569                     6,833,705.569
Net Asset Value Per Share                    $7.38                             $7.38

                                                                             Provident
                                 Provident Investment Counsel      Investment Counsel Small Cap
                                    Small Cap Growth Fund I        Growth Fund (Class I Shares)
                           -----------------------------------    -------------------------------
Aggregate Net Assets                     $248,780,034.86                   $248,780,034.86
Shares Outstanding                       16,267,479.313                    16,267,479.313
Net Asset Value Per Share                    $15.38                            $15.38

                                                                             Provident
                                 Provident Investment Counsel     Investment Counsel Small Cap
                                  Small Company Growth Fund A     Growth Fund (Class A Shares)
                           -----------------------------------    -------------------------------
Aggregate Net Assets                     $42,194,893.05                    $42,194,893.05
Shares Outstanding                        3,024,639.160                     3,024,639.160
Net Asset Value Per Share                    $13.97                            $13.97

                                 Provident Investment Counsel      Provident Investment Counsel
                                         Twenty Fund I             Twenty Fund (Class I Shares)
                           -----------------------------------    -------------------------------
Aggregate Net Assets                     $20,180,528.29                    $20,180,528.29
Shares Outstanding                        6,199,096.182                     6,199,096.182
Net Asset Value Per Share                     $3.25                             $3.25

                                 Provident Investment Counsel      Provident Investment Counsel
                                        Mid Cap Fund B             Mid Cap Fund (Class B Shares)
                           -----------------------------------    -------------------------------
Aggregate Net Assets                      $3,684,882.50                     $3,684,882.50
Shares Outstanding                         209,079.945                       209,079.945
Net Asset Value Per Share                    $17.62                            $17.62


II.  COMPARISON INFORMATION ABOUT THE NEW FUNDS AND THE FUNDS

     A.   INVESTMENT OBJECTIVES, STRATEGIES, AND RESTRICTIONS



     The New Funds' investment objectives, policies, strategies, and risks are identical to those of each corresponding Fund. The following discussion is qualified in its entirety by the more extensive discussion set forth in the Prospectuses of the New Funds dated November 12, 2003, which is incorporated by reference into this Proxy Statement/Prospectus.


          1.   Investment Objectives

     The Funds and the New Funds each have an investment objective of long-term growth of capital. The Funds' and the New Funds' investment objective (as well as their investment strategies set forth above) may not be changed without shareholder approval.

          2.   Investment Strategies

     In selecting investments for the New Funds, the Adviser will employ the identical strategy it used for each of the Funds.

          3.   Fundamental Investment Restrictions and Investment Limitations


     The Provident Investment Counsel Growth Fund, Provident Investment Counsel Small Cap Growth Fund and Provident Investment Counsel Mid Cap Fund will not:

1. Issue senior securities, borrow money or pledge its assets, except that a New Fund may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it may not make investments while borrowings in excess of 5% of the value of its total assets are outstanding, provided that such borrowings may be made only to the extent that the value of the New Fund's total assets, as the case may be, less its liabilities other than borrowings (including borrowings pursuant to item (a) or otherwise), is equal at all times to at least 300% of all borrowings (including the proposed borrowing);

2.   Make short sales of securities or maintain a short position;

3. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

4. Write put or call options, except that the Provident Investment Counsel Small Cap Fund may write covered call and cash secured put options and purchase call and put options on stocks and stock indices;

5. Act as underwriter (except to the extent a New Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

6. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities), except that any of the New Funds may invest more than 25% of their assets in shares of a New Fund;

7.   Purchase  or sell real  estate or  interests  in real estate or real estate limited partnerships (although any New Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

8. Purchase or sell commodities or commodity futures contracts, except that any New Fund may purchase and sell stock index futures contracts;

9.   Invest in oil and gas limited partnerships or oil, gas or mineral leases;

10. Make loans (except for investments in debt securities consistent with the investment policies of a New Fund and in repurchase agreements; except that the New Funds may make loans of portfolio securities);

11.  Make investments for the purpose of exercising control or management.

The New Funds observe the following restrictions as a matter of operating but not fundamental policy. Except as noted below, no New Fund may:

1. Invest in other investment companies except as permitted by the 1940 Act. (NOTE: The Funds worded this restriction as follows: Invest more than 10% of its assets in the securities of other investment companies or purchase more than 3% of any other investment company's voting securities or make any other investment in other investment companies except as permitted by federal and state law.)


2. Invest more than 15% of its net assets in securities which are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities issued under Rule 144A which are determined by the Board of Trustees to be liquid).

3. Make loans of portfolio securities in an amount exceeding 25% of their respective total assets.

The Provident Investment Counsel Twenty Fund will not:

1. Concentrate its investments in securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the United States government or its agencies or instrumentalities or when the portfolio adopts a temporary defensive position).

2.   Issue senior securities, except as permitted by the 1940 Act.

3.   Invest in physical commodities or contracts on physical commodities.

4. Purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate.


5. Make loans except (i) that the acquisition of investment securities or other investment instruments in accordance with the New Fund's prospectus and statement of additional information shall not be deemed to be the making of a loan; and (ii) that the New Fund may lend its portfolio securities in accordance with applicable law and the guidelines set forth in the New Fund's prospectus and statement of additional information, as they may be amended from time to time.

6.   Underwrite the securities of other issuers.

7. Borrow money, except to the extent permitted by applicable law and the guidelines set forth in the New Fund's prospectus and statement of additional information, as they may be amended from time to time.

The following limitations are non-fundamental, which means the Provident Investment Counsel Twenty Fund may change them without shareholder approval. The New Fund will not:

1. Purchase on margin or sell short except that the New Fund may purchase futures as described in the prospectus and this SAI.


2.   Invest in other investment companies except as permitted by the 1940 Act.

3. Invest more than an aggregate of 15% of its net assets in securities that are subject to legal or contractual restrictions on resale (restricted securities) or securities for which there are no readily available markets (illiquid securities).

     B.   DISTRIBUTION AND SHAREHOLDER SERVICES

          1.   Distribution

     Quasar Distributors, LLC ("Quasar") acts as the distributor for the Funds and, upon completion of the Reorganization, will act as distributor for the New Funds. As such, Quasar is responsible for all purchases, sales, redemptions, and other transfers of shares. As distributor, Quasar also provides certain administrative services. Shares of the Funds and the New Funds are offered for sale on a continuous basis at net asset value per share. Quasar is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

          2.   Shareholder Servicing


     Provident Investment Counsel Small Company Growth Fund A and Provident Investment Counsel Twenty Fund I have each adopted Shareholder Servicing Plans whereby each such Fund pays the Adviser or other financial institutions up to 0.15% of the average daily net asset value of its shares covered for shareholder services and account maintenance, including responding to shareholder inquiries and direct shareholder communications. AST Fund Group has adopted identical plans for Provident Investment Counsel Small Cap Growth Fund - Class A and Provident Investment Counsel Twenty Fund - Class I.


     C.   PURCHASE AND REDEMPTION PROCEDURES


     The Funds and the New Funds have identical purchase and redemption procedures. Shareholders of the Funds are able to exchange their shares for shares of a similar class of any other Provident Investment Counsel Fund. For example, shareholders who own Provident Investment Counsel Twenty Fund I shares can exchange their shares for Provident Investment Counsel Growth Fund I shares. Similarly, shareholders in the New Funds will be able to exchange their shares for shares of a similar class of any other New Fund. Shareholders in the New Funds will not have exchange privileges with other mutual funds within the AST Fund Group.


          1.   Purchasing Information


     Shares of the New Funds (except for the Small Cap Growth Fund (Class A) are offered at the next offering price, which is the net asset value per share of the New Fund, computed after the purchase order and funds are received by the Fund's transfer agent.

          (a)  Provident Investment Counsel Small Cap Growth Fund (Class A)

     Shares of Provident Investment Counsel Small Cap Growth Fund (Class A) are sold at the public offering price, which includes a front-end sales charge. Shares are purchased at the next NAV calculated after your investment is received by the Fund's transfer agent with complete information and meeting all the requirements discussed in this Prospectus, including the sales charge. The sales charge declines with the size of your purchase, as shown below:


                               As a % of
                               offering     As a % of your
Your investment                  price        investment
---------------                  -----        ----------
Up to $49,999                    5.75%           6.10%
$50,000 to $99,999               4.50%           4.71%
$100,000 to $249,999             3.50%           3.63%
$250,000 to $499,999             2.50%           2.56%
$500,000 to $999,999             2.00%           2.04%
$1,000,000 and over              None*           None*
--------------------------------------------------------------------------------

* Shareholders who buy $1 million of Class A shares without paying a sales charge will be charged a 1% fee on redemptions made within one year of purchase.


     Provident Investment Counsel Small Cap Growth Fund - Class A Sales Charge Waivers

     Shares of Provident Investment Counsel Small Cap Growth Fund, Class A may be sold at net asset value (free of any sales charge) to: (1) shareholders investing $1 million or more; (2) current shareholders of the Small Company Growth Funds A as of June 30, 1998 and shareholders of the Small Company Growth Fund I who are now shareholders of the Small Company Growth Fund A as a result of a merger in 2000 (3) current or retired directors, trustees, partners, officers and employees of the Trust, the Distributor, the Adviser and its affiliates, certain family members of the above persons, and trusts or plans primarily for such persons; (4) current or retired registered representatives of broker-dealers having sales agreements with the Distributor or full-time employees and their spouses and minor children and plans of such persons; (5) investors who redeem shares from an unaffiliated investment company which has a sales charge and use the redemption proceeds to purchase Provident Investment Counsel Small Cap Growth Fund, Class A shares within 60 days of the redemption;
(6) trustees or other fiduciaries purchasing shares for certain retirement plans or organizations with 60 or more eligible employees; (7) investment advisors and financial planners who place trades for their own accounts or the accounts of their clients either individually or through a master account and who charge a management, consulting or other fee for their services; (8) employee-sponsored benefit plans in connection with purchases of Fund A shares made as a result of participant-directed exchanges between options in such a plan; (9) "fee based accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners having sales or service agreements with the Distributor or another broker-dealer or financial institution with respect to sales of
Provident Investment Counsel Small Cap Growth Fund, Class A shares; (10) investors making purchases through retail fund "supermarkets"; and (11) such other persons as are determined by the Board of Trustees (or by the Distributor pursuant to guidelines established by the Board) to have acquired Provident Investment Counsel Small Cap Growth Fund, Class A shares under circumstances not involving any sales expense to the Trust or the Distributor.

     Provident Investment Counsel Small Cap Growth Fund - Class A Sales Charge Reductions

     There are several ways you can combine multiple purchases of Provident Investment Counsel Small Cap Growth Fund, Class A shares to take advantage of the breakpoints in the sales charge schedule. You must bring to the Distributor's or your broker-dealer's attention whether you are eligible for these reductions when you purchase your shares. These can be combined in any manner.

     Accumulation Privilege - This lets you add the value of shares of any of the Provident Investment Counsel Small Cap Growth Fund, Class A you and your family already own to the amount of your next purchase of Provident Investment Counsel Small Cap Growth Fund, Class A shares for purposes of calculating the sales charge.

     Letter of Intent - This lets you purchase shares of one or more Provident Investment Counsel Small Cap Growth Fund, Class A over a 13-month period and receive the same sales charge as if all the shares had been purchased at one time.

     Combination Privilege - This lets you combine shares of one or more Provident Investment Counsel Small Cap Growth Fund, Class A for the purpose of reducing the sales charge on the purchase of Provident Investment Counsel Small Cap Growth Fund, Class A shares.

               (b)  Provident Investment Counsel Mid Cap Fund - Class B

     The price you will pay to buy Provident Investment Counsel Mid Cap Fund, Class B shares is based on the Fund's NAV. Shares are purchased at the next NAV calculated after your investment is received by the Fund's transfer agent with complete information and meeting all the requirements discussed in this Prospectus.

     You may be charged a contingent deferred sales charge ("CDSC") if you sell your Provident Investment Counsel Mid Cap Fund, Class B shares within a certain time after you purchased them. There is no CDSC imposed on shares which you acquire by reinvesting your dividends. The CDSC is based on the original cost of your shares or the market value of them when you sell, whichever is less. When you place an order to sell your shares, we will first sell any shares in your account which are not subject to a CDSC. Next, we will sell shares subject to the lowest CDSC.

     The CDSC for Provident Investment Counsel Mid Cap Fund, Class B shares is as follows:


      Years after Purchase             CDSC
      --------------------             ----
1.............................         5.00%
2.............................         4.00%
3.............................         3.00%
4.............................         3.00%
5.............................         2.00%
6.............................         1.00%
Within the 7th Year...........         None


     After seven years, your Provident Investment Counsel Mid Cap Fund, Class B shares automatically will stop charging a CDSC and will have lower distribution fees. This will mean that your Fund account will be subject to lower overall charges. The conversion will be a non-taxable event for you. The CDSC for Provident Investment Counsel Mid Cap Fund, Class B shares may be reduced or waived under certain circumstances and for certain groups.


     Minimum Investments


     To invest, start or add to an account with the New Funds, a shareholder must invest at least the minimum amount, as indicated below:


-------------------------------------------------------------------------------
                                                             Provident
                                                             Investment Counsel
                                                             Small Cap
                                                             Growth Fund
                                                             (Class A),
                                          Provident          Provident
                                          Investment Counsel Investment Counsel
                                          Growth Fund        Mid Cap Fund
                                          (Class I),         (Class B),
                                          Provident          Provident
                                          Investment Counsel Investment Counsel
                                          Small Cap Growth   Twenty Fund
Investment Minimums                       Fund (Class I),    (Class I)
-------------------------------------------------------------------------------
THE MINIMUM INITIAL INVESTMENTS ARE:
-------------------------------------------------------------------------------
      Regular (New Investor)                $1,000,000               $2,000
-------------------------------------------------------------------------------
      Retirement Accounts                         $250                 $250
-------------------------------------------------------------------------------
      Automatic Investment Plans            $1,000,000                 $250
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Additional Investment                             $250                 $250
-------------------------------------------------------------------------------
      Retirement Plans                            $250                 $250
      Automatic Investment Plans                  $250                 $250
-------------------------------------------------------------------------------

     The New Funds may reduce or waive the minimum investment requirements for: certain retirement and other employee benefit plans; for the Adviser's employees, clients and their affiliates; for investment advisers or financial institutions offering investors a program of services; or any other person or organization deemed appropriate by the New Funds. The New Funds also offers an automatic investment plan, whereby an existing shareholder may purchase addition shares of the New Funds through an Automated Clearing House arrangement. In addition, the New Funds, at the direction of the Board of Trustees of the AST Fund Group, may cease taking purchase orders at any time when it believes that it is in the best interest of current shareholders.



          2.   Redemption Information



     Shares of each New Fund are sold at the next offering price, which is the net asset value per share of the New Fund, computed after the request is received by the New Funds' transfer agent on any day the New Funds and the NYSE are open for business. The New Funds offer a Systematic Withdrawal Plan that allows shareholders to have regular monthly payments redeemed from their account. The New Funds may redeem an account if the total value of the account falls below $1,000 due to redemptions after giving shareholders at least 30 days' prior written notice of this redemption. The New Funds charge a 1.00% redemption fee on shares redeemed within one month of purchase. The redemption fee does not apply to New Fund shares acquired through the reinvestment of dividends or distributions. The New Funds have also reserved the right to redeem shares "in kind."



     D.   SERVICE PROVIDERS


     The Funds' investment adviser is Provident Investment Counsel, 300 North Lake Avenue, Pasadena, California 91101. U.S. Bancorp Fund Services, LLC ("USBFS"), 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Funds' administrator. Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Funds' distributor. The Funds' transfer and dividend disbursing agent is PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809. PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, Pennsylvania, 19153, serves as the custodian for the portfolio securities, cash and other assets of the Funds. PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York, 10036, serves as the Funds' independent public accountants and audits the financial statements and the financial highlights of the Funds.

     The New Funds will have the same investment adviser, distributor and administrator as the Funds. Upon completion of the Reorganization, U.S. Bank, National Association will serve as the New Funds' custodian, USBFS will serve as the New Funds' transfer and dividend disbursing agent and Tait, Weller & Baker will serve as the New Funds' independent public accountants.


III. VOTING INFORMATION

     For action to be taken by any particular Fund, the holders of 40% of the outstanding shares of that Fund entitled to vote in person or by proxy as of the record date for the Special Meeting will constitute a quorum. Approval of the proposal will require the affirmative vote of a majority (i.e., more than 50%) of the outstanding shares of each Fund. In other words, approval of all of the Funds is necessary to proceed with the Reorganization.

     All shares represented by each properly signed proxy received before the meeting will be voted at the Special Meeting. Proxies may be voted by mail or by other instrument executed in writing (including electronic, telephonic, computerized or other alternatives to the execution of a written instrument) or by facsimile transmission. If a shareholder specifies how the proxy is to be voted on any business properly to come before the Special Meeting, it will be voted in accordance with instruction given. If no choice is indicated on the proxy, it will be voted "FOR" approval of the Reorganization. If any other matters come before the Special Meeting, proxies will be voted by the persons named as proxies in accordance with their best judgment.

     If a quorum of shareholders of a Fund is not present at the Meeting, or if a quorum is present but sufficient votes to approve the proposal described in this Proxy Statement/Prospectus with respect to such Fund are not received, the persons named as proxies may, but are under no obligation to, propose one or more adjournments of the Special Meeting of such Fund to permit further solicitation of proxies. Any business that might have been transacted at the Special Meeting with respect to a Fund may be transacted at any such adjourned session(s) at which a quorum is present. The Special Meeting with respect to a Fund may be adjourned from time to time by a majority of the votes of such Fund properly cast upon the question of adjourning the Special Meeting of such Fund to another date and time, whether or not a quorum is present, and the Special Meeting of such Fund may be held as adjourned without further notice. The persons named in the proxy will vote in favor of such adjournment those shares that they are entitled to vote if such adjournment is necessary to obtain a quorum or to obtain a favorable vote on the proposal.

     All proxies voted, including abstentions and broker non-votes (where the underlying holder has not voted and the broker does not have discretionary authority to vote the shares), will be counted toward establishing a quorum. Approval of the Reorganization will occur only if a sufficient number of votes are cast "FOR" that proposal. If shareholders of all the Funds do not approve the Reorganization, the Trust will continue to operate as a separate open-end management company, or the Board may take any further action as it deems to be in the best interest of the Funds and their shareholders, including liquidation, subject to approval by the shareholders of the Funds if required by applicable law. Abstentions and broker non-votes do not constitute a vote "FOR" and effectively result in a vote "AGAINST."

     A.   METHOD AND COST OF SOLICITATION

         This Proxy Statement/Prospectus is being sent to you in connection with the solicitation of proxies by the Board for use at the Special Meeting. The Funds will use Georgeson Shareholder Communications Inc. as its solicitor. The Funds expect that the solicitation of proxies will be primarily by mail and telephone. The solicitation may also include facsimile, Internet, telegraph, or oral communications by certain employees of the Adviser or USBFS, who will not be paid for these services. The Adviser will bear the costs of the Special Meeting, including legal costs and the cost of the solicitation of proxies.

     B.   RIGHT OF REVOCATION

     Any shareholder giving a proxy may revoke it before it is exercised at the Special Meeting, either by providing written notice to the Trust, by submission of a later-dated, duly executed proxy or by voting in person at the Special Meeting. If not so revoked, the votes will be cast at the Special Meeting, and any postponements or adjournments thereof. Attendance by a shareholder at the Special Meeting does not, by itself, revoke a proxy.

     C.   VOTING SECURITIES AND PRINCIPAL HOLDERS


     Shareholders of the Funds at the close of business on October 31, 2003 (the "Record Date") will be entitled to be present and vote at the Special Meeting. As of that date, the following numbers of shares were outstanding for each Fund:


                                                              Shares Outstanding
                                                              & Entitled to Vote
     Fund                                                        (unaudited)
     ----                                                     ------------------
     Provident Investment Counsel Growth Fund I                6,833,705.569
     Provident Investment Counsel Small Cap Growth Fund I     16,267,479.313
     Provident Investment Counsel Small Company Growth Fund A  3,024,639.160
     Provident Investment Counsel Twenty Fund I                6,199,096.182
     Provident Investment Counsel Mid Cap Fund B                 209,079.945




     As of the Record Date, the Funds' shareholders of record and/or beneficial owners (to the Trust's knowledge) who owned five percent or more of each Funds' shares are set forth below:



Provident Investment Counsel Growth Fund I
------------------------------------------- ---------------------- ----------- -----------------
Name and Address                               No. of Shares Owned % of Shares Type of Ownership
------------------------------------------- ---------------------- ----------- -----------------
Vanguard Fiduciary Trust Co-Trustee for all       2,920,779.461        42.74%        Record
PIC Funds
P.O. Box 2600
Valley Forge, PA 19482

State Street Corp.                                1,030,931.403        15.09%        Record
FBO The City of Roanoke Pension
1 Enterprise Drive, Suite 3C
Quincy, MA 02171-2126

Reinco                                             595,540.160          8.71%        Record
c/o Bank of Hawaii
P.O. Box 1930
Honolulu, HI 96805

Charles Schwab & Co. Inc.                          474,794.414          6.95%        Record
Special Custody Account for the Benefit of
Customers
101 Montgomery Street
San Francisco, CA 94104-4122

George E. Handtmann III and Janet L.               415,104.542          6.07%      Beneficial
Handtmann - Family Trust
333 Lambert Rd.
Carpinteria, CA 93031-3019

------------------------------------------- ---------------------- ----------- -----------------


Provident Investment Counsel Small Cap Growth Fund I
------------------------------------------- ------------------- ----------- -----------------
Name and Address                            No. of Shares Owned % of Shares Type of Ownership
------------------------------------------- ------------------- ----------- -----------------
State Street Bank and Trust Company            5,180,664.427      31.85%          Record
Attn:  J. Peterson Master Trust Division
105 Rosemont Road
Westwood, MA 02090

Northern Trust Company                         2,639,231.115      16.22%          Record
FBO Lilly Savings Plan
50 S. LaSalle Street
Chicago, IL 60675

HSBC Bank USA Trustee                          2,634,948.849      16.20%          Record
PO Box 1329
Buffalo, NY 14240

Bost. & Co.                                    2,078,323.442      12.78%          Record
Mutual Funds Operations
PO Box 3198
Pittsburgh, PA 15230-3198
------------------------------------------- ------------------- ----------- -----------------



Provident Investment Counsel Small Company Growth Fund A
------------------------------------------- ------------------- ----------- -----------------
Name and Address                            No. of Shares Owned % of Shares Type of Ownership
------------------------------------------- ------------------- ----------- -----------------

UMBSC & Co.                                       982,800.248     32.49%          Record
FBO IBC Interstate Brands Corp
Aggressive Growth Account
A/C 340419159
PO Box 419175
Kansas City, MO 64141

Marshside & Co                                    443,244.211     14.65%          Record
211 Congress Street
11th Floor
Boston, MA 02110

UMBSC & Co.                                       398,625.912     13.18%          Record
FBO Interstate Brands Unit Elect-MOD GRT
PO Box 419175
Kansas City, MO 64141

Merrill Lynch                                     278,519.970      9.21%          Record
For the sole benefit of its clients
Building One Fund Admin Team A
4800 Deer Lake Drive, E Floor 2
Jacksonville, FL 32246

UMBSC & Co., Trustee                              168,150.520      5.56%          Record
FBO IBC Savings
PO Box 419260
Kansas City, MO 64141

George E. Handtmann III and Janet L.              151,680.776      5.01%        Beneficial
Handtmann - Family Trust
333 Lambert Rd.
Carpinteria, CA 93031-3019

------------------------------------------- ------------------- ----------- -----------------


Provident Investment Counsel Twenty Fund I
------------------------------------------- ------------------- ----------- -----------------
Name and Address of Shareholder             No. of Shares Owned % of Shares Type of Ownership
------------------------------------------- ------------------- ----------- -----------------

UMBSC & Co. FBO Interstate Brands              5,650,256.329      91.15%          Record
Retirement Income Plan
P.O .Box 419692
Kansas City, MO 64141-6692

UMBSC & Co.                                     335,179.830        5.41%          Record
FBO IBC Savings Invest(Y)Equity
A/C 34-1002-02-0
P.O. Box 419692
Kansas City, MO 64141-6692

------------------------------------------- ------------------- ----------- -----------------



Provident Investment Counsel Mid Cap Fund B
------------------------------------------- ------------------- ----------- -----------------
Name and Address                            No. of Shares Owned % of Shares Type of Ownership
------------------------------------------- ------------------- ----------- -----------------
Merrill Lynch Pierce Fenner & Smith                133,792.089    63.99%          Record
For the sole benefit of its customers
Attn: Service Team
4800 Deer Lake Drive, E Floor 3
Jacksonville, FL 32246

PFPC Trust Co Cust FBO                              43,647.151    20.88%          Record
Thomas M. Mitchell
Rollover IRA
245 Country Club
San Gabriel, CA 91775

------------------------------------------- ------------------- ----------- -----------------

     The Officers and Trustees of the Trust, as a group, owned of record and beneficially less than one percent of the outstanding voting securities of each Fund except for the Provident Investment Counsel Mid Cap Fund B as of the Record Date. Thomas M. Mitchell beneficially owned 20.88% of the Provident Investment Counsel Mid Cap Fund B as of the Record Date.


IV.  FURTHER INFORMATION ABOUT THE FUNDS AND THE NEW FUNDS

     Further information about the Fund is contained in the following documents:

     o    Prospectuses for the Funds dated March 3, 2003.

     o Statements of Additional Information for the Funds also dated March 3, 2003.


     The New Funds are not currently operating mutual funds, although they do have a prospectus that has been declared effective by the SEC. A copy of the Prospectus is provided with this Proxy/Prospectus. Shareholders may obtain a copy of the Statements of Additional Information and annual and semi-annual reports relating to the Funds and the New Funds free of charge, by writing to Provident Investment Counsel, 300 North Lake Avenue, Pasadena, California, 91101, or by calling 1-800-618-7643.

     The Funds and the New Funds are subject to the requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports, proxy material, and other information relating to the Funds and the New Funds, respectively, with the SEC. These documents can be inspected and copied at the public reference facilities maintained by the SEC in Washington, D.C., at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the SEC's regional offices in New York at 233 Broadway, New York, New York 10279 and in Chicago at Citicorp Center, Suite 1400, 500 West Madison Street, Chicago, Illinois 60661. Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates. The SEC also maintains a web site at http://www.sec.gov that contains the Prospectuses and Statements of Additional Information for the Funds, as well as the Prospectuses and Statement of Additional Information for the New Funds, materials that are incorporated by reference into their respective Prospectuses and Statements of Additional Information, and other information.


V.   MISCELLANEOUS ISSUES

     A.   OTHER BUSINESS

     The Board knows of no other business to be brought before the Special Meeting. If any other matters come before the Meeting, the Board intends that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed form of proxy.

     B.   NEXT MEETING OF SHAREHOLDERS


     The Funds are not required and do not intend to hold annual or other periodic meetings of shareholders except as required by the 1940 Act. By observing this policy, the Funds seek to avoid the expenses customarily incurred in the preparation of proxy material and the holding of shareholder meetings, as well as the related expenditure of staff time. If the Reorganization is not completed, the next meeting of the shareholders of the Funds will be held at such time as the Board may determine or at such time as may be legally required. Any shareholder proposal intended to be presented at such meeting must be received by the Trust at its office at a reasonable time before the Trust begins to print and mail its proxy, as determined by the Board, to be included in the Funds' proxy statement and form of proxy relating to that meeting, and must satisfy all other legal requirements.


     C.   LEGAL MATTERS

     Certain legal matters in connection with the issuance of the New Fund Shares and the tax consequences of the reorganization will be passed upon by Paul, Hastings, Janofsky & Walker LLP.

     D.   EXPERTS

     The financial statements of the Funds for the year ended October 31, 2002, contained in the Funds' 2002 Annual Reports to Shareholders, have been audited by PricewaterhouseCoopers LLP, independent auditors, as stated in their reports dated December 6, 2002, which are incorporated herein by reference, and have been so incorporated in reliance upon the reports of such firm given their authority as experts in accounting and auditing.

                                       By Order of the Board of Trustees of PIC
                                       Investment Trust


                                       -----------------------------------
                                       Aaron W.L. Eubanks, Sr., Secretary

November 12, 2003





                    -----------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                November 12, 2003


                            FOR THE REORGANIZATION OF

                   Provident Investment Counsel Growth Fund I,
              Provident Investment Counsel Small Cap Growth Fund I,
            Provident Investment Counsel Small Company Growth Fund A,
                 Provident Investment Counsel Twenty Fund I, and
                  Provident Investment Counsel Mid Cap Fund B,
                                each a series of
                              PIC INVESTMENT TRUST

                                      INTO

                    Provident Investment Counsel Growth Fund,
               Provident Investment Counsel Small Cap Growth Fund,
                    Provident Investment Counsel Twenty Fund,
                    Provident Investment Counsel Mid Cap Fund
                                each a series of
                              ADVISORS SERIES TRUST

                    -----------------------------------------


     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statement/Prospectus dated November 12, 2003 relating to the Special Meeting of Shareholders (the "Special Meeting") of the Provident Investment Counsel Growth Fund I, Provident Investment Counsel Small Cap Growth Fund I, Provident Investment Counsel Small Company Fund A, Provident Investment Counsel Twenty Fund I, Provident Investment Counsel Mid Cap Fund B, Trust (the "Funds") each a series of the PIC Investment Trust (the "Trust"), to be held on December 11, 2003. The Special Meeting is being held to consider a proposal to approve an Agreement and Plan of Reorganization (the "Plan") whereby all of the assets of the Funds will be transferred to newly formed series of the Funds ("New Funds") of Advisors Series Trust ("AST Fund Group"), in exchange for shares of the New Funds and the New Funds' assumption of the corresponding Funds' stated liabilities (the "Reorganization"). Copies of the Proxy Statement/Prospectus, which has been filed with the Securities and Exchange Commission, may be obtained, without charge, by writing to Provident Investment Counsel at 300 North Lake Avenue, Pasadena, California, 91101-4106 or by calling
(800) 618-7643.


     The following documents, each of which accompanies this Statement of Additional Information, are incorporated by reference herein:

     (1) The Statements of Additional Information of the Funds, dated March 3, 2003; and

     (2) The Annual Reports to Shareholders of the Funds for the fiscal year ended October 31, 2002.

     (3) The Semi-Annual Report to Shareholders of the Trust for the six months ended April 30, 2003, containing unaudited financial statements.

     This Statement of Additional Information consists of this cover page and the documents described above.

     Because the New Funds have not yet commenced operations, Annual or Semi-Annual Reports to Shareholders are not available. Similarly, because the Funds are being acquired by the New Funds, pro forma financial statements are not provided in this Statement of Additional Information in connection with the proposed reorganization.



                    -----------------------------------------

                                     PART C

                              ADVISORS SERIES TRUST
                                OTHER INFORMATION
                    -----------------------------------------

ITEM 15.  INDEMNIFICATION

     Article VI of Registrant's By-Laws states as follows:

     Section 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Article.

     Section 2. ACTIONS OTHER THAN BY TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust's best interests, and (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests, and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful. The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

     Section 3. ACTIONS BY THE TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that that person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

     Section 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust. No indemnification shall be made under Sections 2 or 3 of this Article: (a) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or (c) of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

     Section 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

     Section 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by: (a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of
1940); or (b) A written opinion by an independent legal counsel.

     Section 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i)security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

     Section 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

     Section 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears: (a) that it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

     Section 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

     Section 11. FIDUCIARIES OF EMPLOYEE BENEFIT PLAN. This Article does not apply to any proceeding against any Trustee, investment manager or other fiduciary of an employee benefit plan in that person's capacity as such, even though that person may also be an agent of this Trust as defined in Section 1 of this Article. Nothing contained in this Article shall limit any right to indemnification to which such a Trustee, investment manager, or other fiduciary may be entitled by contract or otherwise which shall be enforceable to the extent permitted by applicable law other than this Article.

     Insofar as indemnification for liability under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS.

1.   Agreement and Declaration of Trust(1)

2.   By-Laws(1)

3.   Not Applicable.

4.   Form of Agreement and Plan of Reorganization - Filed herewith.

5.   Not Applicable.

6.   (a) Form of Investment Advisory Agreement - Filed herewith.

     (b) Form of Operating Expenses Limitation Agreement - Filed herewith.

7.   (a) Form of Distribution Agreement (7)

8.   Not Applicable.

9.   Form of Custodian Agreement (4)

10.  Form of Distribution Plan pursuant to Rule 12b-1 - Filed herewith.

11. Opinion of Counsel regarding legality of issuance of shares and other matters - to be filed by amendment.

12.  Form of Opinion of Counsel on tax matters - to be filed by amendment.

13.  (a) Form of Fund Administration Servicing Agreement(2)

     (b) Form of Transfer Agent Servicing Agreement (2)

     (c) Form of Shareholder Servicing Plan - Filed herewith.

14. Independent Auditor's Consent - Filed herewith.

15.  Not Applicable.

16.  Power of Attorney(5)

17.  (a) Form of Proxy Ballot(3)

     (b) Preliminary Prospectus for Provident Investment Counsel Growth Fund, Provident Investment Counsel Small Cap Growth Fund, Provident Investment Counsel Twenty Fund, Provident Investment Counsel Mid Cap Fund, series of Advisors Series Trust, filed September 18, 2003.(6)

     (c) Preliminary Statement of Additional Information for Provident Investment Counsel Growth Fund, Provident Investment Counsel Small Cap Growth Fund, Provident Investment Counsel Twenty Fund, Provident Investment Counsel Mid Cap Fund, series of Advisors Series Trust, filed September 18, 2003.(6)
     (d)  Multiple Class Plan pursuant to Rule 18f-3 - Filed herewith.
--------------------------------------------------------------------------------
(1) Previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on December 6, 1996, and is incorporated herein by this reference.
(2) Previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002, and is incorporated herein by reference.
(3) Previously filed with the Registration Statement on Form N-14AE (File No. 333-108922) on February 12, 2002, and is incorporated herein by reference.
(4) Previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on March 26, 2003, and is incorporated herein by reference.
(5) Previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on June 30, 2003 and is incorporated herein by reference.
(6) Previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on September 18, 2003 and is incorporated herein by reference.
(7) Previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.


ITEM 17. UNDERTAKINGS.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The undersigned Registrant agrees that it will file an Amendment that will include a copy of the final tax opinion of counsel.


                                   SIGNATURES

     As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Milwaukee and State of Wisconsin, on November 12, 2003.

                                                     ADVISORS SERIES TRUST

                                                     /s/ Eric M. Banhazl*
                                                     --------------------
                                                     Eric M. Banhazl
                                    President


     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on November 12, 2003:

Signature                               Title
---------                               -----

/s/ Eric M. Banhazl  *                  President and Trustee
----------------------
Eric M. Banhazl

/s/ Walter E. Auch           *          Trustee
------------------------------
Walter E. Auch

/s/ Donald E. Connor       *            Trustee
----------------------------
Donald E. O'Connor

/s/George T. Wofford III*               Trustee
-------------------------
George T. Wofford III

George J. Rebhan  *                     Trustee
-------------------
George J. Rebhan

James Clayburn LaForce*                 Trustee
----------------------
James Clayburn LaForce

/s/ Douglas G. Hess                     Treasurer and Principal Financial
---------------------------             and Accounting Officer
Douglas G. Hess

        */s/ Douglas G. Hess
         -------------------
             Douglas G. Hess
             Attorney-in-Fact pursuant to Power of Attorney
             filed with the post-effective amendment to the
             Registration Statement on Form N-1A (File
             No. 333-17391) on June 30, 2003.

EXHIBIT INDEX

Exhibit                                                             Exhibit No.
-------                                                             -----------
Form of Agreement and Plan of Reorganization                               99.4
Form of Investment Advisory Agreement                                   99.6(a)
Form of Operating Expenses Limitation Agreement                         99.6(b)
Form of Distribution (12b-1) Plan                                         99.10
Form of Shareholder Servicing Plan                                     99.13(c)
Consent of Independent Auditor                                            99.14
Form of Multiple Class (18f-3) Plan                                    99.17(d)